Investment Strategy - Tema S&P 500 Historical Weight ETF Strategy	Mar. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of stocks that make up a version of the S&P 500 that reflects the historical weight distribution of the S&P 500. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of companies that are included in the S&P 500. Unlike the S&P 500, which weights component securities by float-adjusted market capitalization, the Fund uses a “weight-adjusted” methodology. This methodology assigns a “position rank” to each stock in the S&P 500 and then sizes each position rank to align with the position rank’s historical weight. In this context, “historical weight” is defined as the average weight of each S&P 500 position on a monthly basis since December 29, 1989. The Fund will then reflect the historical average weight of position 1 to position 500 of the S&P 500, applied to the current constituents. The Adviser is responsible for applying this investment strategy using both historical and current data on the S&P 500.

The Fund will adjust the weights in line with the rebalancing of the S&P 500, expected to be quarterly. When the S&P 500 rebalances after the market close on the third Friday of the quarter ending month, the Fund will adjust its portfolio to take account of stocks that were added and deleted from the S&P 500.

The S&P 500 is a float market capitalization weighted index comprised of the common stock of the approximately 500 leading U.S. listed companies, representing approximately 80% of the U.S. equity market capitalization. The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the S&P 500 concentrates in an industry or group of industries.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

The Fund is considered to be diversified.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in stocks of companies that are included in the S&P 500. The Fund’s benchmark index is the Tema U.S. 500 Historical Weight Index.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in stocks of companies that are included in the S&P 500.